Prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current:
Guarantee deposits	[1]	$ 15,419	¥ 100,609	¥ 99,785
Partner-operated service centers receivable		4,332	28,269	62,121
Prepaid rental and deposits		3,707	24,185	52,309
Prepayment for global position system		3,087	20,140	20,324
Deductible input VAT		2,712	17,693	16,824
Financial asset receivable		2,717	17,726	15,754
Amounts due from third-party payment platforms	[2]	1,189	7,759	36,160
Others		13,161	85,880	138,055
Total		46,324	302,261	441,332
Non-current:
Prepaid rental and deposits		2,225	14,515	11,836
Others		628	4,099	11,593
Total		$ 2,853	¥ 18,614	¥ 23,429

[1]	Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.
[2]	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2019 and 2020.